Apr. 30, 2024
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Investment Objective
The Invesco WilderHill Clean Energy ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%

Other Expenses	0.15

Total Annual Fund Operating Expenses	0.65

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, WilderShares, LLC (the “Index Provider”) compiles and maintains the Underlying Index, which is composed of stocks of publicly traded companies listed on a major exchange in the United States that are engaged in the business of the advancement of cleaner energy and conservation or are important to the development of clean energy. The Underlying Index may include securities of foreign issuers, including issuers located in emerging market countries. Stocks are included in the Underlying Index based on the Index Provider’s evaluation that such companies will substantially benefit from a societal transition toward the use of cleaner energy, zero-CO2 renewables, and conservation.
As of June 30, 2024, the Underlying Index was comprised of 70 constituents with market capitalizations ranging from $46.8 million to $631.1 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2024, the Fund had significant exposure to the clean energy industry and industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2024	-31.10%
Best Quarter	December 31, 2020	70.39%
Worst Quarter	June 30, 2022	-29.33%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	3/3/2005	-20.07%	9.04%	1.33%
Return After Taxes on Distributions		-21.05	8.15	0.54
Return After Taxes on Distributions and Sale of Fund Shares		-11.75	6.95	0.75

WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)		-22.44	7.14	-0.23

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[1]		25.96	15.16	11.48

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]		18.66	9.22	7.16

1
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Growth Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.